Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Realized foreign currency transaction			$ 0	$ 18
Restricted cash				157
Deferred offering costs			900
Grant income	$ (648)	$ (1,100)	(1,673)	(2,036)
Allowance for credit loss
Impairment of long lived assets
Income tax penalties and interest accrued
Operating Costs and Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Grant income			1,700	2,000
Research and Development Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Grant income			2,300	2,800
Grant Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Grant income			1,700	2,000
United Kingdom [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable			500	700
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable			$ 300	$ 800